Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Schedule of revenue percentage by major customer

Charterer	2013	2012	2011
A	21%	17%	14%
B	-	-	10%
C	-	14%	-
D	11%	-	-